Accounts and Transactions with Related Parties - Summary of Accounts and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Account receivable	$ 318	$ 499
Account payable	12,880	8,681
Panama air cargo terminal [member]
Disclosure of transactions between related parties [line items]
Account receivable	254
Account payable	200
Editora del caribe, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	32	15
Petroleos delta, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	19	5
Account payable	10,371	7,504
Banco general, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	12
ASSA compania de seguros, S. A. [member]
Disclosure of transactions between related parties [line items]
Account receivable	1	479
Account payable	1,431	687
Desarrollo inmobiliario del este, S. A. [member]
Disclosure of transactions between related parties [line items]
Account payable	650	421
Motta international, S.A. [member]
Disclosure of transactions between related parties [line items]
Account payable	81	25
Cable onda [member]
Disclosure of transactions between related parties [line items]
Account payable	112	21
Galindo, arias and lopez [member]
Disclosure of transactions between related parties [line items]
Account payable	31	16
Others [member]
Disclosure of transactions between related parties [line items]
Account payable	$ 4	$ 7